Warrants (Tables) - Warrant [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Schedule of warrants to purchase the Company's common stock
Issuance Date	Warrants Issued	Exercise Price	Full Vesting Date	Expiration Date
November 20, 2015	70,000	$5.00	November 20, 2015	November 20, 2020
April 27, 2016	60,000	$2.91	April 27, 2016	April 27, 2019
August 3, 2017	30,000	$0.50	August 3, 2017	August 3, 2021
August 3, 2017	2,000,000	$0.50	August 3, 2017	August 3, 2022
November 9, 2017	20,000	$0.50	November 9, 2017	November 9, 2021
September 26, 2018	100,000	$1.00	September 26, 2018	September 26, 2022

Schedule of assumptions used to estimate fair value warrants granted
2020
Expected dividend yield	0%
Expected volatility	29.29%
Risk-free interest rate	0.36%
Expected life of warrants	5.0 years

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during fiscal 2019:

Expected dividend yield	0%
Expected volatility	32-33%
Risk-free interest rate	1.38-1.82%
Expected life of warrants	2.27-3.0 years

Schedule of warrant activity
	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – December 31, 2019	503,523	$0.95	1.96	$258,328
Exercisable – December 31, 2019	503,523	$0.95	1.96	$258,328
Granted	186,508	0.99	5.00	-
Exercised	(283,530)	0.01	1.50	-
Forfeited or Expired	-	-	-	-
Outstanding – June 30, 2020	406,501	$1.62	2.98	$43,690
Exercisable – June 30, 2020	406,501	$1.62	2.98	$43,690

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	2,280,000	$0.72	3.44	$—
Exercisable – January 10, 2019	2,280,000	$0.72	3.44	$—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited or Expired	(60,000)	2.91	—	—
Outstanding – June 30, 2019	2,220,000	$0.66	3.03	$838,450
Exercisable – June 30, 2019	2,220,000	$0.66	3.03	$838,450

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding – January 10, 2019	2,280,000	$0.72	3.44	$—
Exercisable – January 10, 2019	2,280,000	$0.72	3.44	$—
Granted	3,868,523	0.18
Exercised	(5,472,500)	0.23
Forfeited or Expired	(172,500)	3.61
Outstanding – December 31, 2019	503,523	$0.95	1.96	$258,328
Exercisable – December 31, 2019	503,523	$0.95	1.96	$258,328